Note 7 - Risk Management - Impairment Losses Reconciliations I (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Stage 1 [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	€ (2,237)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	208
Transfers from Stage 2 to Stage 1 (not credit impaired)	(125)
Transfers To Stage 3	55
Transfers from Stage 3 to Stage 1 or 2	(7)
Changes without transfers between stages	358
New financial assets originated	(1,072)
Purchased	0
Disposals	2
Repayments	641
Writte-offs	13
Changes in model	0
Foreign Exchange	(84)
Derecognition	5
Decrease through other that do not result in derecognition	3
Other impairment losses	135
Closing Balance (under IFRS 9)	(2,106)
Stage 1 [Member] | Loss Allowances [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(20)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	(7)
New financial assets originated	(3)
Purchased	0
Disposals	0
Repayments	5
Writte-offs	0
Changes in model	0
Foreign Exchange	2
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	(5)
Closing Balance (under IFRS 9)	(28)
Stage 1 [Member] | Loss Allowances [Member] | Loan commitments and financial guarantees Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(200)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	14
Transfers from Stage 2 to Stage 1 (not credit impaired)	(8)
Transfers To Stage 3	1
Transfers from Stage 3 to Stage 1 or 2	(3)
Changes without transfers between stages	14
New financial assets originated	(102)
Purchased	0
Disposals	0
Repayments	47
Writte-offs	0
Changes in model	0
Foreign Exchange	11
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	(6)
Closing Balance (under IFRS 9)	(232)
Stage 2 [Member] | Loss Alowances collectively Assessed [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(1,827)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(930)
Transfers from Stage 2 to Stage 1 (not credit impaired)	619
Transfers To Stage 3	282
Transfers from Stage 3 to Stage 1 or 2	(126)
Changes without transfers between stages	(53)
New financial assets originated	(375)
Purchased	0
Disposals	3
Repayments	432
Writte-offs	14
Changes in model	0
Foreign Exchange	72
Derecognition	10
Decrease through other that do not result in derecognition	(8)
Other impairment losses	133
Closing Balance (under IFRS 9)	(1,753)
Stage 2 [Member] | Loss Alowances collectively Assessed [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(1)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	0
New financial assets originated	0
Purchased	0
Disposals	0
Repayments	0
Writte-offs	0
Changes in model	0
Foreign Exchange	0
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	1
Closing Balance (under IFRS 9)	0
Stage 2 [Member] | Loss Alowances collectively Assessed [Member] | Loan commitments and financial guarantees Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(135)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(84)
Transfers from Stage 2 to Stage 1 (not credit impaired)	65
Transfers To Stage 3	4
Transfers from Stage 3 to Stage 1 or 2	(3)
Changes without transfers between stages	12
New financial assets originated	(32)
Purchased	0
Disposals	0
Repayments	58
Writte-offs	0
Changes in model	0
Foreign Exchange	1
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	(13)
Closing Balance (under IFRS 9)	(127)
Stage 2 [Member] | Loss Alowances Individually Assessed [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(525)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(218)
Transfers from Stage 2 to Stage 1 (not credit impaired)	50
Transfers To Stage 3	564
Transfers from Stage 3 to Stage 1 or 2	(68)
Changes without transfers between stages	(260)
New financial assets originated	(244)
Purchased	0
Disposals	0
Repayments	118
Writte-offs	2
Changes in model	0
Foreign Exchange	(93)
Derecognition	25
Decrease through other that do not result in derecognition	1
Other impairment losses	20
Closing Balance (under IFRS 9)	(628)
Stage 2 [Member] | Loss Alowances Individually Assessed [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	0
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	0
New financial assets originated	0
Purchased	0
Disposals	0
Repayments	0
Writte-offs	0
Changes in model	0
Foreign Exchange	0
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	0
Closing Balance (under IFRS 9)	0
Stage 2 [Member] | Loss Alowances Individually Assessed [Member] | Loan commitments and financial guarantees Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(84)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(11)
Transfers from Stage 2 to Stage 1 (not credit impaired)	1
Transfers To Stage 3	16
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	6
New financial assets originated	(20)
Purchased	0
Disposals	0
Repayments	24
Writte-offs	0
Changes in model	0
Foreign Exchange	(2)
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	10
Closing Balance (under IFRS 9)	(60)
Stage 3 Credit-Impaired [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(9,371)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	(2,127)
Transfers from Stage 3 to Stage 1 or 2	333
Changes without transfers between stages	(3,775)
New financial assets originated	0
Purchased	0
Disposals	110
Repayments	1,432
Writte-offs	4,433
Changes in model	0
Foreign Exchange	343
Derecognition	98
Decrease through other that do not result in derecognition	(362)
Other impairment losses	1,111
Closing Balance (under IFRS 9)	(7,777)
Stage 3 Credit-Impaired [Member] | Loss Allowances [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(14)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	16
New financial assets originated	0
Purchased	0
Disposals	0
Repayments	0
Writte-offs	0
Changes in model	0
Foreign Exchange	0
Derecognition	0
Decrease through other that do not result in derecognition	(11)
Other impairment losses	8
Closing Balance (under IFRS 9)	0
Stage 3 Credit-Impaired [Member] | Loss Allowances [Member] | Loan commitments and financial guarantees Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(285)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	(48)
Transfers from Stage 3 to Stage 1 or 2	20
Changes without transfers between stages	35
New financial assets originated	0
Purchased	0
Disposals	1
Repayments	73
Writte-offs	0
Changes in model	0
Foreign Exchange	6
Derecognition	0
Decrease through other that do not result in derecognition	(32)
Other impairment losses	13
Closing Balance (under IFRS 9)	(217)
Stage 3 Purchased Originated Credit-Impaired member [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	0
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	0
New financial assets originated	0
Purchased	0
Disposals	0
Repayments	0
Writte-offs	0
Changes in model	0
Foreign Exchange	0
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	0
Closing Balance (under IFRS 9)	0
Stage 3 Purchased Originated Credit-Impaired member [Member] | Loss Allowances [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	0
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	0
New financial assets originated	0
Purchased	0
Disposals	0
Repayments	0
Writte-offs	0
Changes in model	0
Foreign Exchange	0
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	0
Closing Balance (under IFRS 9)	0
Stage 3 Purchased Originated Credit-Impaired member [Member] | Loss Allowances [Member] | Loan commitments and financial guarantees Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	0
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	0
New financial assets originated	0
Purchased	0
Disposals	0
Repayments	0
Writte-offs	0
Changes in model	0
Foreign Exchange	0
Derecognition	0
Decrease through other that do not result in derecognition	0
Other impairment losses	0
Closing Balance (under IFRS 9)	0
Total [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(13,960)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(940)
Transfers from Stage 2 to Stage 1 (not credit impaired)	544
Transfers To Stage 3	(1,226)
Transfers from Stage 3 to Stage 1 or 2	132
Changes without transfers between stages	(3,730)
New financial assets originated	(1,692)
Purchased	0
Disposals	115
Repayments	2,623
Writte-offs	4,461
Changes in model	0
Foreign Exchange	239
Derecognition	138
Decrease through other that do not result in derecognition	(366)
Other impairment losses	1,399
Closing Balance (under IFRS 9)	(12,264)
Total [Member] | Loss Allowances [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Member | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(35)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	0
Transfers from Stage 3 to Stage 1 or 2	0
Changes without transfers between stages	9
New financial assets originated	(3)
Purchased	0
Disposals	0
Repayments	5
Writte-offs	0
Changes in model	0
Foreign Exchange	2
Derecognition	0
Decrease through other that do not result in derecognition	(11)
Other impairment losses	4
Closing Balance (under IFRS 9)	(28)
Total [Member] | Loss Allowances [Member] | Loan commitments and financial guarantees Member | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(704)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(81)
Transfers from Stage 2 to Stage 1 (not credit impaired)	58
Transfers To Stage 3	(27)
Transfers from Stage 3 to Stage 1 or 2	14
Changes without transfers between stages	67
New financial assets originated	(154)
Purchased	0
Disposals	1
Repayments	202
Writte-offs	0
Changes in model	0
Foreign Exchange	16
Derecognition	0
Decrease through other that do not result in derecognition	(32)
Other impairment losses	4
Closing Balance (under IFRS 9)	€ (636)